Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
Computers and equipment	111,129	112,198	16,044
Leasehold improvements	65,411	65,174	9,320
Buildings	4,474	4,474	640
Furniture and fixtures	10,999	4,232	605
Vehicles	3,928	3,939	563
Software	196,649	197,132	28,190
Subtotal	392,590	387,149	55,362
Less: Accumulated depreciation	(370,794)	(368,312)	(52,668)
Property and equipment subject to depreciation	21,796	18,837	2,694
Construction in progress (Note 2(r))	44,680	23	3
Less: Impairment (Note 2(r))	(33,627)	—	—
Total	32,849	18,860	2,697